Structured entities - Summary of interests in unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Trading Portfolio Assets	£ 133,771	£ 146,871
Financial assets at fair value through the income statement	211,128	188,226
Derivative financial instruments	302,976	262,291
Financial assets at fair value through other comprehensive income	45,084	45,908
Loans and advances at amortised cost	182,507	145,259
Reverse repurchase agreements and other similar secured lending	725	3,177
Other assets	4,209	2,706
Total assets	1,203,537	1,061,778	£ 1,059,700
Derivative financial instruments	289,206	256,523
Structured entities
Disclosure of unconsolidated structured entities [line items]
Trading Portfolio Assets	8,632	7,170
Financial assets at fair value through the income statement	77,572	65,233
Derivative financial instruments	4,555	5,160
Financial assets at fair value through other comprehensive income	423	91
Loans and advances at amortised cost	36,842	22,741
Reverse repurchase agreements and other similar secured lending	117	104
Other assets	65	12
Total assets	128,206	100,511
Derivative financial instruments	8,460	9,543
Secured financing
Disclosure of unconsolidated structured entities [line items]
Trading Portfolio Assets	0	0
Financial assets at fair value through the income statement	75,166	61,816
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	117	104
Other assets	0	0
Total assets	75,283	61,920
Derivative financial instruments	0	0
Short-term traded interests
Disclosure of unconsolidated structured entities [line items]
Trading Portfolio Assets	8,632	7,170
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	8,632	7,170
Derivative financial instruments	0	0
Traded derivatives
Disclosure of unconsolidated structured entities [line items]
Trading Portfolio Assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	4,555	5,160
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	4,555	5,160
Derivative financial instruments	8,460	9,543
Other interests
Disclosure of unconsolidated structured entities [line items]
Trading Portfolio Assets	0	0
Financial assets at fair value through the income statement	2,406	3,417
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	423	91
Loans and advances at amortised cost	36,842	22,741
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	65	12
Total assets	39,736	26,261
Derivative financial instruments	£ 0	£ 0